STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Option Plan [Abstract]
STOCK OPTION PLAN
NOTE 10 - STOCK OPTION PLAN

In December 2010, the Company established the 2010 Stock Option Plan (the “Plan”).  The Plan authorizes the issuance of 1,000,000 shares of common stock. Pursuant to the terms of the Merger Agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans.
Under the Plan, common stock incentives may be granted to officers, employees, directors, consultants, and advisors.  As of September 30, 2012, incentives under the Plan may be granted only in the form of non-statutory stock options and all stock options of Old DecisionPoint that were assumed by the Company became non-statutory options on the date of the assumption.

The Plan is administered by the Board of Directors, or a committee appointed by the Board of Directors, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule.  The term of stock options granted under the Plans cannot exceed ten years.  Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of five years.  If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a share of common stock on the date of grant.

A summary of the status of the Plans as of September 30, 2012, and information with respect to the changes in options outstanding is as follows:

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2012	298,037	701,963	$2.02
Granted	-	-	-
Exercised	-		-
Forfeited	59,562	(59,562)	-
September 30, 2012	357,599	642,401	$2.01	$-

Exercisable options at September 30, 2012		497,677	$1.97	$-

The following table summarizes information about stock options outstanding as of September 30, 2012:

		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	403,262	2.53	$1.67	388,025	2.46	$1.66
$2.06 - 4.34	224,853	7.41	2.30	95,366	5.73	2.49
$7.00	14,286	0.23	7.00	14,286	0.23	7.00

Total	642,401	4.19	$2.01	497,677	3.03	$1.97

The total fair value of awards vested for the nine month periods ended September 30, 2012 and 2011, was $72,664 and $1,261, respectively.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period.  No stock options were granted during the nine months ended September 30, 2012.

Due to the limited time that the Company’s common stock has been publicly traded, management estimates expected volatility based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including: industry, size and financial leverage.  The expected term of the awards represents the period of time that the awards are expected to be outstanding.  Management considered expectations for the future to estimate employee exercise and post-vest termination behavior.  The Company does not intend to pay dividends in the foreseeable future, and therefore has assumed a dividend yield of zero.  The risk-free interest rate is the yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

The Company has no material historical basis for determining expected forfeitures as of period end and, as such, compensation expense for stock-based awards does not include an estimate for forfeitures in the current period.

Employee stock-based compensation costs for the three months ended September 30, 2012 and 2011, was approximately $11,000 and $29,000, respectively, and for the nine months ended September 30, 2012 and 2011, was $50,000 and $47,000, respectively and is included in selling, general and administrative expense in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.  As of September 30, 2012, total unrecognized estimated employee compensation cost related to stock options granted prior to that date was $165,000 which is expected to be recognized over a weighted-average vesting period of 3.67 years.

NOTE 12 - STOCK OPTION PLAN

In December 2010, the Company established the 2010 Stock Option Plan (the “Plan”). The Plan authorizes the issuance of 1,000,000 shares of common stock. Pursuant to the terms of the Merger Agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans.

The Plan is administered by the Board of Directors, or a committee appointed by the Board of Directors, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plans cannot exceed ten years. Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of five years. If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a share of common stock on the date of grant.

A summary of the status of the Plans as of December 31, 2011, and information with respect to the changes in options outstanding is as follows:

	Options		Weighted - Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2011	932,859	67,141	$3.57
Granted	(224,344)	224,344	2.17
Exercised	-	-	-
Assumed pursuant to Merger	(461,261)	461,261	1.71
Forfeited	50,783	(50,783)	(1.90)
December 31, 2011	298,037	701,963	$2.02	$-

Exercisable options at December 31, 2011		457,303	$1.94	$-

The following table summarizes information about stock options outstanding as of December 31, 2011;

		Weighted-			Weighted-
Range of		Average Remaining	Weighted- Average		Average Remaining	Weighted- Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	422,728	3.36	$1.68	407,491	3.3	$1.67
$2.06 - 4.34	264,949	8.36	2.28	35,526	1.57	3.03
$7.00	14,286	0.98	7.00	14,286	0.98	7.00

Total	701,963	5.20	$2.02	457,303	3.09	$1.94
The total intrinsic value of awards exercised during the year ended December 31, 2010 was $173,000. No awards were exercised during the year ended December 31, 2011. The total fair value of awards vested for the years ended December 31, 2011 and 2010 was $32,537 and $38,332, respectively.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. The fair value of options granted to employees during the year ended December 31, 2011, was $287,171 (no options were granted during the year ended December 31, 2010). The fair values were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected term	3.84 years
Expected volatility	77.49%
Dividend yield	0%
Risk-free interest rate	1.55%

Due to the limited time that the Company’s common stock has been publicly traded, management estimates expected volatility based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including: industry, size and financial leverage. The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered expectations for the future to estimate employee exercise and post-vest termination behavior. The Company does not intend to pay dividends in the foreseeable future, and therefore has assumed a dividend yield of zero. The risk-free interest rate is the yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

The Company has experienced very few forfeitures and, as such, compensation expense for stock-based awards does not include an estimate for forfeitures.

Employee stock-based compensation costs for the years ended December 31, 2011 and 2010, was $71,022 and $38,437, respectively, and is included in selling, general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2011, total unrecognized estimated employee compensation cost related to stock options granted prior to that date was $256,526 which is expected to be recognized over a weighted-average vesting period of 4.29 years.

The weighted-average fair value on the grant date of options granted to employees during the year ended December 31, 2011 was $2.17. The Company did not grant any stock options during 2010.